DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.7%
	EQUITY - 49.7%
22,693	BNY Mellon US Large Cap Core Equity ETF			$ 1,838,133
17,840	Invesco Nasdaq 100 ETF			2,629,794
37,410	Schwab US Dividend Equity ETF			2,647,132
12,735	SPDR Portfolio S&P 500 ETF			640,061
16,490	Vanguard Russell 1000 Growth ETF			1,128,576
8,000	Vanguard Value ETF			1,103,440
				9,987,136

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,315,686)			9,987,136

	SHORT-TERM INVESTMENTS — 46.2%
	MONEY MARKET FUNDS - 46.2%
4,638,896	Fidelity Investments Money Market Government Portfolio, Class I, 5.23%(a)			4,638,896
22,509	First American Government Obligations Fund, Class Z, 5.22%(a)(b)			22,509
4,638,896	First American Government Obligations Fund, Class Z, 5.22%(a)			4,638,896
	TOTAL MONEY MARKET FUNDS (Cost $9,300,301)			9,300,301

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,300,301)			9,300,301

	TOTAL INVESTMENTS - 95.9% (Cost $19,615,987)			$ 19,287,437
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%			831,482
	NET ASSETS - 100.0%			$ 20,118,919

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
46	COMEX Gold 100 Troy Ounces Futures(b)	12/27/2023	$ 8,584,060	$ (360,284)
7	COMEX Silver Futures(b)	12/27/2023	785,750	(32,980)
44	NYBOT CSC Number 11 World Sugar Futures(b)	02/29/2024	1,304,934	10,296
	TOTAL FUTURES CONTRACTS			$ (382,968)

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
9	CME E-Mini NASDAQ 100 Index Futures	12/15/2023	$ 2,675,970	$ 113,171
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(b)	All or a portion of this investment is a holding of the DAMF Fund Ltd.